RIGHT OF USE ASSET AND LEASE LIABILITY- Carrying amounts of right-of-use assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease right-of-use asset	$ (1,077,241)	$ (1,663,881)	[1]	$ (2,194,073)	[1]
Depreciation of right-of-use assets	507,688	491,185		235,061
Foreign currency translation
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease right-of-use asset	(117,959)	(39,007)
Accumulated Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease right-of-use asset	1,233,934	726,246		235,061
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease right-of-use asset	(1,378,312)	(1,378,312)		(1,378,312)
Office space
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease right-of-use asset	(58,412)	(58,412)		(58,412)
Leasehold property
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease right-of-use asset	$ (992,410)	$ (992,410)		$ (992,410)

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination